As filed with the Securities and Exchange Commission on May 11, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) March 31, 2018

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 50.5%

Federal Agricultural Mortgage Corp.
1.64%, 4/17/2020	1,000,000	983,980
FFCB
1.18%, 10/18/2019	1,000,000	982,453
FHLB
1.00%, 9/26/2019	1,500,000	1,472,682
FHLMC
1.50%, 1/17/2020	1,700,000	1,676,252
FNMA
1.75%, 6/20/2019	1,000,000	994,798
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,195,107)		6,110,165
Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 49.7%

U.S. Treasury Notes
1.00%, 3/15/2019	800,000	791,500
1.38%, 12/15/2019	1,300,000	1,280,502
1.63%, 3/15/2020(a)(b)	2,000,000	1,974,217
1.63%, 6/30/2020(a)	2,000,000	1,968,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,094,664)		6,015,004

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Chelsea Therapeutics, Inc. Escrow (H Lundbeck A/S), CVR (Denmark)*(d)(e)(f)	500	—
Dyax Corp., CVR*(d)(e)(f)	500	555
Tobira Therapeutics, Inc., CVR*(d)(e)(f)	225	14
		569
Food & Staples Retailing - 0.0%(c)
Safeway, Inc. (Property Development Centers), CVR*(e)(f)	1,000	10
Health Care Providers & Services - 0.0%(c)
Community Health Systems, Inc., CVR*	204	2
Media - 0.0%
Media General, Inc., CVR*(d)(e)(f)	2,550	—
TOTAL RIGHTS (Cost $7,193)		581

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(d)(e)(f)(g) (Cost $–)	18,000	—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENT COMPANIES - 2.0%
Invesco Government & Agency Portfolio Institutional Class, 1.58%(h)	238,955	238,955
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.46%(b)(h)	637	637
TOTAL INVESTMENT COMPANIES (Cost $239,592)		239,592

Total Investments - 102.2% (Cost $12,536,556)		12,365,342
Liabilities Less Other Assets - (2.2%)(i)		(268,255)
Net assets - 100.0%		12,097,087

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	All or a portion of this security is segregated in connection with obligations for swaps and/or options written with a total value of $1,974,853.
(c)	Represents less than 0.05% of net assets.
(d)
Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $569, which represents 0.0% of net assets of the Fund.

(e)	Illiquid security.
(f)	Value determined using significant unobservable inputs.
(g)	Defaulted security.
(h)	Represents 7-day effective yield as of March 31, 2018.
(i)	Includes the impact of the Fund's open positions in derivatives at March 31, 2018.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

Derivative Instruments

Equity swap contracts ("equity swaps")

At March 31, 2018, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

JPMorgan Chase Bank, NA	The Fund receives the total return, and pays floating rates plus or minus a spread on a portfolio of long positions. The Fund pays the total return, and receives floating rates plus or minus a spread on a portfolio of short positions. The specified spread is 0.00%. The payments/receipts, based on the specified benchmark floating rates (see table below), are denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments, if any, will be made at maturity.	5/11/2018	$30	$30	$–	$30

* The following table represents required component disclosures associated with the equity swaps as of March 31, 2018.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions
United States
Safeway, Inc. (Property Development Centers), CVR	3,007	$30	$30(a)(b)
Total Long Positions of Equity Swaps JPMorgan Chase Bank, NA			$30

(a)	Illiquid security.
(b)	Value determined using significant unobservable input.

Benchmark Floating Rates	Value at Period End

1 month LIBOR (USD)—London Interbank Offered Rate	1.88%

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

Written option contracts ("options written")

At March 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index Funds
Russell 2000 Index	1	$(152,943)	$1,510	4/6/2018	$(1,035)
Russell 2000 Index	1	(152,943)	1,555	4/6/2018	(3,345)
Russell 2000 Index	1	(152,943)	1,565	4/6/2018	(4,160)
Russell 2000 Index	1	(152,943)	1,570	4/13/2018	(4,895)
Russell 2000 Index	1	(152,943)	1,585	4/13/2018	(6,150)
Russell 2000 Index	1	(152,943)	1,600	4/13/2018	(7,495)
Russell 2000 Index	1	(152,943)	1,530	4/20/2018	(2,775)
Russell 2000 Index	1	(152,943)	1,570	4/20/2018	(5,115)
Russell 2000 Index	1	(152,943)	1,510	4/27/2018	(2,375)
Russell 2000 Index	1	(152,943)	1,520	4/27/2018	(2,740)
Russell 2000 Index	1	(152,943)	1,535	4/27/2018	(3,430)
S&P 500 Index	1	(264,087)	2,610	4/6/2018	(1,700)
S&P 500 Index	1	(264,087)	2,630	4/6/2018	(2,375)
S&P 500 Index	3	(792,261)	2,670	4/6/2018	(13,110)
S&P 500 Index	1	(264,087)	2,705	4/6/2018	(6,865)
S&P 500 Index	2	(528,174)	2,725	4/6/2018	(17,090)
S&P 500 Index	4	(1,056,348)	2,610	4/13/2018	(10,580)
S&P 500 Index	2	(528,174)	2,630	4/13/2018	(6,700)
S&P 500 Index	1	(264,087)	2,740	4/13/2018	(10,310)
S&P 500 Index	3	(792,261)	2,755	4/13/2018	(34,875)
S&P 500 Index	7	(1,848,609)	2,630	4/20/2018	(27,685)
S&P 500 Index	2	(528,174)	2,685	4/20/2018	(13,230)
S&P 500 Index	1	(264,087)	2,700	4/20/2018	(7,600)
S&P 500 Index	3	(792,261)	2,610	4/27/2018	(11,355)
S&P 500 Index	3	(792,261)	2,630	4/27/2018	(13,455)
S&P 500 Index	3	(792,261)	2,640	4/27/2018	(15,660)
S&P 500 Index	1	(264,087)	2,660	4/27/2018	(5,755)
S&P 500 Index	1	(264,087)	2,640	5/4/2018	(5,173)

Total options written (premium received $220,674)					$(247,033)

At March 31, 2018, the Fund had securities pledged in the amount of $3,944,453 to cover collateral requirements for options written.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs
	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$6,110,165	$—	$6,110,165
U.S. Treasury Obligations	—	6,015,004	—	6,015,004
Rights
Biotechnology	—	—	569	569
Food & Staples Retailing	—	—	10	10
Media	—	—	—(b)	—(b)
Other Rights(a)	2	—	—	2
Total Rights	2	—	579	581
Corporate Bonds(a)	—	—	—(b)	—(b)
Short-Term Investments	—	239,592	—	239,592
Total Long Positions	$2	$12,364,761	$579	$12,365,342

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	Amount less than one dollar.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2018
Investments in Securities:
Rights
Biotechnology(a)(b)	$569	$—	$—	$—	$—	$—	$—	$569	$—
Food & Staples Retailing(a)	535	—	361	—	(886)	—	—	10	10
Media(b)	—(c)	—	—	—	—	—	—	—(c)	—
Corporate Bonds(b)
Oil, Gas & Consumable Fuels	—(c)	—	—	—	—	—	—	—(c)	—
Common Stock(b)
Capital Markets	—(c)	—	—(c)	—	—(c)	—	—	—	—
Semiconductors & Semiconductor Equipment	—(c)	—	—	—	—(c)	—	—	—	—
Loan Assignments(a)
Semiconductors & Semiconductor Equipment	714	—	98	—	(812)	—	—	—	—
Warrants(b)
Biotechnology	—(c)	—	—	—	—(c)	—	—	—	—
Total	$1,818	$—	$459	$—	$(1,698)	$—	$—	$579	$10

(a)
As of the period ended March 31, 2018, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b)
As of the period ended March 31, 2018, these securities were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(c)	Amount less than one dollar.

As of the period ended March 31, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of March 31, 2018:

Other Financial Instruments
	Level 1	Level 2	Level 3*	Total
Swaps(a)
Assets	$—	$—	$30	$30
Options Written
Liabilities	(247,033)	—	—	(247,033)
Total	$(247,033)	$—	$30	$(247,003)

(a) Equity swaps are reported at the cumulative unrealized appreciation/(depreciation) including financing costs and other receivables/payables.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

*	The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2018
Other Financial Instruments:
Equity swaps(a)
United States	$1,609	$—	$(1,579)	$—	$—	$—	$—	$30	$30
Total	$1,609	$—	$(1,579)	$—	$—	$—	$—	$30	$30

(a)
As of the period ended March 31, 2018, this investment was valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs; however, this investment did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

March 31, 2018
Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or federal funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Guardian Portfolio
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 96.7%

Aerospace & Defense 4.6%
6,435	General Dynamics Corp.	$1,421,491
5,840	Raytheon Co.	1,260,389
		2,681,880
Air Freight & Logistics 0.6%
5,170	Expeditors International of Washington, Inc.	327,261

Airlines 2.2%
22,800	Delta Air Lines, Inc.	1,249,668

Banks 5.3%
10,630	Comerica, Inc.	1,019,736
14,520	JPMorgan Chase & Co.	1,596,764
9,005	U.S. Bancorp	454,753
		3,071,253
Beverages 1.6%
8,700	PepsiCo, Inc.	949,605

Biotechnology 1.9%
14,705	Gilead Sciences, Inc.	1,108,610

Capital Markets 5.7%
1,610	BlackRock, Inc.	872,169
27,045	Brookfield Asset Management, Inc. Class A	1,054,755
8,400	CME Group, Inc.	1,358,616
		3,285,540
Chemicals 3.0%
16,700	Ashland Global Holdings, Inc.	1,165,493
5,240	PPG Industries, Inc.	584,784
		1,750,277
Diversified Financial Services 0.7%
40,000	CF Corp. Class A	406,000	*

Electric Utilities 3.7%
36,219	Brookfield Infrastructure Partners LP	1,508,159
4,000	NextEra Energy, Inc.	653,320
		2,161,479
Electrical Equipment 0.9%
6,320	Eaton Corp. PLC	505,031

Electronic Equipment, Instruments & Components 2.4%
19,400	CDW Corp.	1,364,014

Energy Equipment & Services 1.6%
14,020	Schlumberger Ltd.	908,216

Equity Real Estate Investment Trusts 0.6%
9,500	Weyerhaeuser Co.	332,500

Food & Staples Retailing 3.2%
5,250	Costco Wholesale Corp.	989,257
13,800	CVS Health Corp.	858,498
		1,847,755
Food Products 2.5%
33,560	Conagra Brands, Inc.	1,237,693

NUMBER OF SHARES		VALUE†

6,300	Hain Celestial Group, Inc.	$202,041	*
		1,439,734
Health Care Equipment & Supplies 2.0%
22,550	Dentsply Sirona, Inc.	1,134,490

Health Care Providers & Services 3.7%
16,010	DaVita, Inc.	1,055,699	*
5,015	UnitedHealth Group, Inc.	1,073,210
		2,128,909
Hotels, Restaurants & Leisure 1.8%
6,705	McDonald's Corp.	1,048,528

Industrial Conglomerates 1.6%
4,300	3M Co.	943,936

Internet & Direct Marketing Retail 5.3%
1,300	Amazon.com, Inc.	1,881,542	*
10,930	Expedia Group, Inc.	1,206,781
		3,088,323
Internet Software & Services 8.6%
2,095	Alphabet, Inc. Class A	2,172,808	*
29,960	eBay, Inc.	1,205,591	*
10,195	Facebook, Inc. Class A	1,629,059	*
		5,007,458
IT Services 3.9%
5,300	PayPal Holdings, Inc.	402,111	*
15,730	Visa, Inc. Class A	1,881,623
		2,283,734
Machinery 1.0%
9,030	Allison Transmission Holdings, Inc.	352,712
14,710	Gates Industrial Corp. PLC	257,572	*
		610,284
Oil, Gas & Consumable Fuel 2.4%
43,865	Enbridge, Inc.	1,380,432

Pharmaceuticals 1.4%
12,530	Bristol-Myers Squibb Co.	792,523

Professional Services 4.9%
6,500	Equifax, Inc.	765,765
31,770	IHS Markit Ltd.	1,532,585	*
5,445	Verisk Analytics, Inc.	566,280	*
		2,864,630
Road & Rail 2.4%
13,675	CSX Corp.	761,834
4,600	Norfolk Southern Corp.	624,588
		1,386,422
Software 5.6%
23,655	Microsoft Corp.	2,158,992
9,145	salesforce.com, Inc.	1,063,563	*
		3,222,555
Specialty Retail 5.0%
8,300	Home Depot, Inc.	1,479,392
43,255	Hudson Ltd. Class A	688,187	*

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE†

11,190	Tractor Supply Co.	$705,194
		2,872,773
Technology Hardware, Storage & Peripherals 2.9%
10,200	Apple, Inc.	1,711,356

Textiles, Apparel & Luxury Goods 2.0%
7,600	PVH Corp.	1,150,868

Trading Companies & Distributors 1.7%
26,000	HD Supply Holdings, Inc.	986,440	*

Total Common Stocks (Cost $43,679,422)		56,002,484

Preferred Stocks 0.9%

Health Care 0.9%
54,100	Moderna Therapeutics Ser. F (Cost $474,998)	544,246	*(a)(b)(d)

Master Limited Partnerships 1.5%

Capital Markets 1.5%
26,315	Blackstone Group LP (Cost $955,488)	840,764

Short-Term Investments 1.6%

Investment Companies 1.6%
951,604	State Street Institutional Treasury Money Market Fund Premier Class, 1.51% (c) (Cost $951,604)	951,604
Total Investments 100.7% (Cost $46,061,512)		58,339,098

Liabilities Less Other Assets (0.7)%		(400,752)

Net Assets 100.0%		$57,938,346

*	Non-income producing security.
(a)
Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $544,246, which represents 0.9% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

(d)
This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale. At March 31, 2018, this security amounted to $544,246, which represents 0.9% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 3/31/2018	Fair Value Percentage of Net Assets as of 3/31/2018

Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$474,998	0.8%	$544,246	0.9%

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$56,002,484	$—	$—	$56,002,484
Preferred Stocks(a)	—	—	544,246	544,246
Master Limited Partnerships(a)	840,764	—	—	840,764
Short-Term Investments	—	951,604	—	951,604
Total Investments	$56,843,248	$951,604	$544,246	$58,339,098

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2018
Investments in Securities:
Preferred Stocks
Health Care	$474,998	$—	$—	$69,248	$—	$—	$—	$—	$544,246	$69,248
Total	$474,998	$—	$—	$69,248	$—	$—	$—	$—	$544,246	$69,248

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2018:

Asset class	Fair value at 3/31/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Preferred Stocks	$544,246	Market Approach	Transaction Price	$10.06	$10.06	Decrease

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended March 31, 2018, certain securities were transferred from one level (as of December 31, 2017) to another. Based on beginning of period market values as of January 1, 2018, $390,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 98.8%

Australia 1.3%
187,337	Insurance Australia Group Ltd.	$1,084,667

Austria 1.3%
18,915	BAWAG Group AG	1,037,553	*(a)

Belgium 1.1%
10,284	KBC Group NV	894,887

Canada 3.8%
27,445	Alimentation Couche-Tard, Inc. Class B	1,228,512
13,747	Kinaxis, Inc.	883,922	*
29,465	Suncor Energy, Inc.	1,017,501
		3,129,935
China 3.3%
9,880	Alibaba Group Holding Ltd. ADR	1,813,375	*
3,818	Baidu, Inc. ADR	852,140	*
		2,665,515
Denmark 0.8%
16,425	Sydbank A/S	606,727

Finland 0.8%
14,545	Huhtamaki OYJ	637,845

France 7.8%
7,067	Air Liquide SA	865,037
6,766	Arkema SA	882,473
7,635	Pernod-Ricard SA	1,270,604
5,080	Sodexo SA	511,931
35,340	SPIE SA	781,409
19,708	TOTAL SA	1,118,639
14,240	Valeo SA	939,859
		6,369,952
Germany 9.2%
12,225	Brenntag AG	726,541
3,410	Continental AG	941,126
24,154	CTS Eventim AG & Co. KGaA	1,131,154
4,963	Deutsche Boerse AG	675,403
13,135	Gerresheimer AG	1,077,194
8,680	Henkel AG & Co. KGaA, Preference Shares	1,141,190
14,726	Infineon Technologies AG	393,920	(b)
9,467	SAP SE ADR	995,550
4,490	Stabilus SA	428,442
		7,510,520
Hong Kong 2.6%
829,400	HKBN Ltd.	979,943
188,300	Techtronic Industries Co. Ltd.	1,105,149
		2,085,092
Ireland 1.8%
12,473	CRH PLC	421,566
201,765	Greencore Group PLC	375,218
6,334	Kerry Group PLC	642,198	(b)
		1,438,982

NUMBER OF SHARES		VALUE†

Israel 2.1%
10,112	Check Point Software Technologies Ltd.	$1,004,526	*
25,200	Tower Semiconductor Ltd.	678,132	*
		1,682,658
Italy 1.7%
36,275	Azimut Holding SpA	778,650
40,813	Brembo SpA	629,738
		1,408,388
Japan 16.7%
24,000	Bridgestone Corp.	1,055,852
12,800	Daikin Industries Ltd.	1,421,992
11,300	Hoya Corp.	570,793
218,800	Ichigo, Inc.	969,596
40,900	Kansai Paint Co. Ltd.	955,964
9,700	Kao Corp.	728,212
3,700	Keyence Corp.	2,311,234
5,500	Kose Corp.	1,156,225
15,300	Nabtesco Corp.	595,910
29,000	Santen Pharmaceutical Co. Ltd.	485,633
14,700	Shionogi & Co. Ltd.	765,480
3,000	SMC Corp.	1,220,397
3,700	Tokyo Electron Ltd.	684,467
10,800	Toyota Motor Corp.	701,262
		13,623,017
Luxembourg 1.1%
17,649	Befesa SA	912,081	*(a)

Mexico 0.8%
128,658	Infraestructura Energetica Nova SAB de CV	627,792

Netherlands 6.7%
24,000	AerCap Holdings NV	1,217,280	*
11,987	ASML Holding NV	2,362,117
11,226	Heineken NV	1,205,877
33,869	Intertrust NV	701,792	(a)
		5,487,066
Norway 1.0%
86,959	Sbanken ASA	816,475	(a)

Singapore 0.8%
32,400	DBS Group Holdings Ltd.	684,364

Switzerland 13.7%
1,985	Bucher Industries AG	827,222
7,495	Cie Financiere Richemont SA	672,355
11,492	Ferguson PLC	863,241
554	Givaudan SA	1,260,987
16,627	Julius Baer Group Ltd.	1,021,621	*
8,155	Novartis AG	659,054
1,521	Partners Group Holding AG	1,129,613
3,666	Roche Holding AG	840,189
397	SGS SA	975,058
4,140	Sonova Holding AG	657,376
7,120	Tecan Group AG	1,505,925
43,615	UBS Group AG	766,228	*
		11,178,869

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE†

United Kingdom 17.0%
8,820	Aon PLC	$1,237,711
155,315	Biffa PLC	435,814	(a)
44,511	Bunzl PLC	1,308,306
85,145	Clinigen Group PLC	1,065,570
64,066	Compass Group PLC	1,308,271
7,825	DCC PLC	720,188
58,415	Howden Joinery Group PLC	377,655
929,431	Lloyds Banking Group PLC	843,161
15,464	London Stock Exchange Group PLC	895,177
49,263	Prudential PLC	1,229,228
61,526	RELX PLC	1,264,603
134,435	RPS Group PLC	480,962
26,384	Spectris PLC	997,232
68,988	St. James's Place PLC	1,051,626
10,998	Unilever NV	620,735
		13,836,239
United States 3.4%
3,764	Core Laboratories NV	407,340
219,900	Samsonite International SA	1,005,781
16,800	Sensata Technologies Holding PLC	870,744	*
4,595	TE Connectivity Ltd.	459,041
		2,742,906
Total Common Stocks (Cost $64,876,196)		80,461,530

Short-Term Investments 0.8%

Investment Companies 0.8%
654,751	State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(c) (Cost $654,751)	654,751	(d)

Total Investments 99.6% (Cost $65,530,947)		81,116,281

Other Assets Less Liabilities 0.4%		361,988

Net Assets 100.0%		$81,478,269

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2018 amounted to $3,903,715, which represents 4.8% of net assets of the Fund.

(b)	When-issued security. Total value of all such securities at March 31, 2018 amounted to $150,902, which represents 0.2% of net assets of the Fund.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $654,751.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Capital Markets	$6,318,318	7.8%
Banks	4,883,167	6.0%
Trading Companies & Distributors	4,493,023	5.5%
Semiconductors & Semiconductor Equipment	4,118,636	5.0%
Chemicals	3,964,461	4.9%
Electronic Equipment, Instruments & Components	3,767,507	4.6%
Life Sciences Tools & Services	3,648,689	4.5%
Auto Components	3,566,575	4.4%
Insurance	3,551,606	4.3%
Machinery	3,071,971	3.8%
Professional Services	2,941,453	3.6%
Software	2,883,998	3.5%
Pharmaceuticals	2,750,356	3.4%
Internet Software & Services	2,665,515	3.3%
Commercial Services & Supplies	2,610,266	3.2%
Personal Products	2,505,172	3.1%
Beverages	2,476,481	3.0%
Oil, Gas & Consumable Fuels	2,136,140	2.6%
Hotels, Restaurants & Leisure	1,820,202	2.2%
Textiles, Apparel & Luxury Goods	1,678,136	2.1%
Building Products	1,421,992	1.7%
Food & Staples Retailing	1,228,512	1.5%
Health Care Equipment & Supplies	1,228,169	1.5%
Household Products	1,141,190	1.4%
Media	1,131,154	1.4%
Household Durables	1,105,149	1.4%
Food Products	1,017,416	1.2%
Diversified Telecommunication Services	979,943	1.2%
Real Estate Management & Development	969,596	1.2%
Electrical Equipment	870,744	1.1%
Industrial Conglomerates	720,188	0.9%
Automobiles	701,262	0.9%
Containers & Packaging	637,845	0.8%
Gas Utilities	627,792	0.8%
Construction Materials	421,566	0.5%
Energy Equipment & Services	407,340	0.5%
Short-Term Investments and Other Assets-Net	1,016,739	1.2%

	$81,478,269	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$1,084,667	$—	$1,084,667
Denmark	—	606,727	—	606,727
Hong Kong	—	2,085,092	—	2,085,092
Japan	—	13,623,017	—	13,623,017
Singapore	—	684,364	—	684,364
United States	1,737,125	1,005,781	—	2,742,906
Other Common Stocks(a)	59,634,757	—	—	59,634,757
Total Common Stocks	61,371,882	19,089,648	—	80,461,530
Short-Term Investments	—	654,751	—	654,751
Total Investments	$61,371,882	$19,744,399	$—	$81,116,281

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended March 31, 2018, certain securities were transferred from one level (as of December 31, 2017) to another. Based on beginning of period market values as of January 1, 2018, $18,550,297 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of March 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Notes to Schedule of Investments and/or foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 94.7%

Aerospace & Defense 0.8%
4,466	United Technologies Corp.	$561,912

Airlines 1.0%
12,717	Delta Air Lines, Inc.	697,019

Banks 10.8%
22,482	Bank of America Corp.	674,235
17,670	Citigroup, Inc.	1,192,725
26,623	JPMorgan Chase & Co.	2,927,731
7,098	M&T Bank Corp.	1,308,587
4,915	PNC Financial Services Group, Inc.	743,345
10,150	SunTrust Banks, Inc.	690,606
		7,537,229
Capital Markets 2.8%
7,305	CME Group, Inc.	1,181,511
3,077	Goldman Sachs Group, Inc.	774,973
		1,956,484
Chemicals 0.2%
3,253	Nutrien Ltd.	153,737
Diversified Telecommunication Services 2.6%
29,129	CenturyLink, Inc.	478,590
27,477	Verizon Communications, Inc.	1,313,950
		1,792,540
Electric Utilities 10.7%
21,855	American Electric Power Co., Inc.	1,499,034
9,671	Duke Energy Corp.	749,212
8,634	Entergy Corp.	680,187
68,481	Exelon Corp.	2,671,444
40,543	FirstEnergy Corp.	1,378,867
3,020	NextEra Energy, Inc.	493,257
		7,472,001
Food & Staples Retailing 4.6%
36,465	Walmart, Inc.	3,244,291

Food Products 6.5%
31,537	Conagra Brands, Inc.	1,163,085
21,680	Kraft Heinz Co.	1,350,447
49,358	Mondelez International, Inc. Class A	2,059,709
		4,573,241
Health Care Equipment & Supplies 2.3%
15,436	Abbott Laboratories	924,925
2,912	Cooper Cos., Inc.	666,295
		1,591,220
Health Care Providers & Services 6.2%
7,408	Centene Corp.	791,693	*
2,062	Cigna Corp.	345,880
16,519	Express Scripts Holding Co.	1,141,132	*
14,416	HCA Healthcare, Inc.	1,398,352
4,701	McKesson Corp.	662,230
		4,339,287

NUMBER OF SHARES		VALUE	†

Hotels, Restaurants & Leisure 3.1%
32,802	Carnival Corp.	$2,151,155

Household Durables 0.4%
1,914	Whirlpool Corp.	293,052

Household Products 2.6%
22,631	Procter & Gamble Co.	1,794,186

Industrial Conglomerates 0.4%
1,214	3M Co.	266,497

Insurance 3.8%
8,925	American International Group, Inc.	485,699
3,730	Aon PLC	523,431
35,078	Athene Holding Ltd. Class A	1,677,079	*
		2,686,209
Metals & Mining 4.6%
76,889	Newmont Mining Corp.	3,004,053
6,529	United States Steel Corp.	229,756
		3,233,809
Multi-Utilities 2.7%
14,235	DTE Energy Co.	1,486,134
3,397	Sempra Energy	377,814
		1,863,948
Multiline Retail 3.5%
4,659	Kohl's Corp.	305,211
14,551	Macy's, Inc.	432,747
34,702	Nordstrom, Inc.	1,679,924
		2,417,882
Oil, Gas & Consumable Fuels 5.9%
56,182	Cabot Oil & Gas Corp.	1,347,245
27,185	Exxon Mobil Corp.	2,028,273
7,933	Phillips 66	760,933
		4,136,451
Personal Products 1.5%
4,039	Estee Lauder Cos., Inc. Class A	604,719
8,092	Unilever NV	456,308
		1,061,027
Pharmaceuticals 8.4%
15,683	Johnson & Johnson	2,009,776
26,274	Mylan NV	1,081,701	*
79,333	Pfizer, Inc.	2,815,528
		5,907,005
Semiconductors & Semiconductor Equipment 1.2%
7,313	NXP Semiconductors NV	855,621	*
Software 3.3%
8,436	Autodesk, Inc.	1,059,393	*
8,214	Microsoft Corp.	749,692
10,720	Oracle Corp.	490,440
		2,299,525
Specialty Retail 1.6%
11,742	Tiffany & Co.	1,146,724

Technology Hardware, Storage & Peripherals 0.8%
6,109	Western Digital Corp.	563,677

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†

Textiles, Apparel & Luxury Goods 2.4%
19,118	lululemon Athletica, Inc.	$1,703,796	*

Total Common Stocks (Cost $62,518,181)		66,299,525

Short-Term Investments 6.1%

Investment Companies 6.1%
4,264,328	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (a) (Cost $4,264,328)	4,264,328

Total Investments 100.8% (Cost $66,782,509)		70,563,853

Liabilities Less Other Assets (0.8)%		(539,961)

Net Assets 100.0%		$70,023,892

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$66,299,525	$—	$—	$66,299,525
Short-Term Investments	—	4,264,328	—	4,264,328
Total Investments	$66,299,525	$4,264,328	$—	$70,563,853

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 94.4%

Aerospace & Defense 1.8%
31,500	Harris Corp.	$5,080,320
37,500	KLX, Inc.	2,664,750	*
		7,745,070
Auto Components 1.5%
50,000	Aptiv PLC	4,248,500
46,666	Delphi Technologies PLC	2,223,635
		6,472,135
Automobiles 1.0%
36,500	Thor Industries, Inc.	4,203,705

Banks 3.0%
35,000	Comerica, Inc.	3,357,550
57,500	East West Bancorp, Inc.	3,596,050
25,500	SVB Financial Group	6,120,255	*
		13,073,855

Biotechnology 4.8%
35,000	Agios Pharmaceuticals, Inc.	2,862,300	*
155,000	Array BioPharma, Inc.	2,529,600	*
41,000	BioMarin Pharmaceutical, Inc.	3,323,870	*
130,000	Exelixis, Inc.	2,879,500	*
25,000	Incyte Corp.	2,083,250	*
70,000	Neurocrine Biosciences, Inc.	5,805,100	*
30,000	TESARO, Inc.	1,714,200	*
		21,197,820
Capital Markets 3.6%
20,000	Affiliated Managers Group, Inc.	3,791,600
40,000	Cboe Global Markets, Inc.	4,564,000
10,000	MarketAxess Holdings, Inc.	2,174,400
57,500	Raymond James Financial, Inc.	5,141,075
		15,671,075
Chemicals 1.3%
92,500	Chemours Co.	4,505,675
13,300	Scotts Miracle-Gro Co.	1,140,475
		5,646,150
Commercial Services & Supplies 3.5%
60,000	Brink's Co.	4,281,000
33,000	Cintas Corp.	5,629,140
75,750	Waste Connections, Inc.	5,434,305
		15,344,445
Communications Equipment 2.1%
14,500	Arista Networks, Inc.	3,701,850	*
52,500	Motorola Solutions, Inc.	5,528,250
		9,230,100
Containers & Packaging 1.0%
40,000	Packaging Corp. of America	4,508,000

Distributors 1.0%
112,500	LKQ Corp.	4,269,375	*

Diversified Consumer Services 2.2%
53,050	Bright Horizons Family Solutions, Inc.	5,290,146	*

NUMBER OF SHARES		VALUE	†

112,750	Service Corp. International	$4,255,185
		9,545,331
Electrical Equipment 2.1%
75,000	AMETEK, Inc.	5,697,750
19,500	Rockwell Automation, Inc.	3,396,900
		9,094,650
Electronic Equipment, Instruments & Components 5.6%
71,000	Amphenol Corp. Class A	6,115,230
87,500	CDW Corp.	6,152,125
70,000	Cognex Corp.	3,639,300
5,000	IPG Photonics Corp.	1,166,900	*
120,000	Trimble, Inc.	4,305,600	*
30,000	Universal Display Corp.	3,030,000
		24,409,155
Equity Real Estate Investment Trusts 0.6%
52,500	CyrusOne, Inc.	2,688,525

Food Products 1.5%
45,000	Lamb Weston Holdings, Inc.	2,619,900
76,500	Pinnacle Foods, Inc.	4,138,650
		6,758,550
Health Care Equipment & Supplies 4.9%
17,000	ABIOMED, Inc.	4,946,830	*
10,000	Align Technology, Inc.	2,511,300	*
25,100	Edwards Lifesciences Corp.	3,501,952	*
45,000	Hill-Rom Holdings, Inc.	3,915,000
64,500	Merit Medical Systems, Inc.	2,925,075	*
40,000	Nevro Corp.	3,466,800	*
		21,266,957
Health Care Providers & Services 1.8%
30,000	DaVita, Inc.	1,978,200	*
52,500	Encompass Health Corp.	3,001,425
72,500	Tivity Health, Inc.	2,874,625	*
		7,854,250
Health Care Technology 0.9%
55,000	Veeva Systems, Inc. Class A	4,016,100	*

Hotels, Restaurants & Leisure 3.3%
98,500	Aramark	3,896,660
130,000	MGM Resorts International	4,552,600
70,000	Red Rock Resorts, Inc. Class A	2,049,600
18,500	Vail Resorts, Inc.	4,101,450
		14,600,310
Industrial Conglomerates 1.5%
23,500	Roper Technologies, Inc.	6,596,215

Insurance 0.6%
31,500	Assurant, Inc.	2,879,415

Internet Software & Services 2.8%
35,000	LogMeIn, Inc.	4,044,250
15,000	MercadoLibre, Inc.	5,345,850
55,000	Nutanix, Inc. Class A	2,701,050	*
		12,091,150
IT Services 5.3%
45,000	DXC Technology Co.	4,523,850

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†

50,500	Euronet Worldwide, Inc.	$3,985,460	*
62,500	Global Payments, Inc.	6,970,000
100,000	Square, Inc. Class A	4,920,000	*
33,500	Total System Services, Inc.	2,889,710
		23,289,020
Life Sciences Tools & Services 2.4%
24,500	Bio-Rad Laboratories, Inc. Class A	6,126,960	*
54,000	PRA Health Sciences, Inc.	4,479,840	*
		10,606,800
Machinery 6.0%
70,000	Fortive Corp.	5,426,400
125,000	Gardner Denver Holdings, Inc.	3,835,000	*
44,000	IDEX Corp.	6,270,440
20,000	John Bean Technologies Corp.	2,268,000
146,750	Milacron Holdings Corp.	2,955,545	*
35,000	Stanley Black & Decker, Inc.	5,362,000
		26,117,385
Multiline Retail 0.9%
40,000	Dollar Tree, Inc.	3,796,000	*

Oil, Gas & Consumable Fuels 2.7%
30,000	Concho Resources, Inc.	4,509,900	*
67,500	Devon Energy Corp.	2,145,825
42,500	Diamondback Energy, Inc.	5,377,100
		12,032,825
Pharmaceuticals 3.4%
57,500	Aerie Pharmaceuticals, Inc.	3,119,375	*
23,500	Jazz Pharmaceuticals PLC	3,548,265	*
96,450	Zoetis, Inc.	8,054,539
		14,722,179
Professional Services 2.1%
25,000	CoStar Group, Inc.	9,067,000	*

Road & Rail 1.9%
34,500	J.B. Hunt Transport Services, Inc.	4,041,675
30,000	Old Dominion Freight Line, Inc.	4,409,100
		8,450,775
Semiconductors & Semiconductor Equipment 4.3%
35,000	Lam Research Corp.	7,110,600
65,000	Microchip Technology, Inc.	5,938,400
50,000	Monolithic Power Systems, Inc.	5,788,500
		18,837,500
Software 7.7%
40,000	Autodesk, Inc.	5,023,200	*
34,000	Electronic Arts, Inc.	4,122,160	*
60,000	Proofpoint, Inc.	6,819,000	*
46,000	ServiceNow, Inc.	7,610,700	*
70,000	Take-Two Interactive Software, Inc.	6,844,600	*
15,000	Tyler Technologies, Inc.	3,164,400	*
		33,584,060
Specialty Retail 4.2%
47,000	Burlington Stores, Inc.	6,258,050	*
64,000	Five Below, Inc.	4,693,760	*
100,000	Hudson Ltd. Class A	1,591,000	*
NUMBER OF SHARES		VALUE	†

73,000	Ross Stores, Inc.	$5,692,540
		18,235,350
Trading Companies & Distributors 1.1%
27,500	United Rentals, Inc.	4,750,075	*

Total Common Stocks (Cost $306,244,661)		412,651,307

Exchange Traded Funds 0.7%
25,000	iShares Russell Mid-Cap Growth ETF (Cost $2,836,676)	3,073,750

Short-Term Investments 4.7%

Investment Companies 4.7%
20,560,133	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58%(a) (Cost $20,560,133)	20,560,133

Total Investments 99.8% (Cost $329,641,470)		436,285,190

Other Assets Less Liabilities 0.2%		688,394

Net Assets 100.0%		$436,973,584

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$412,651,307	$—	$—	$412,651,307
Exchange Traded Funds	3,073,750	—	—	3,073,750
Short-Term Investments	—	20,560,133	—	20,560,133
Total Investments	$415,725,057	$20,560,133	$—	$436,285,190

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 98.7%

Aerospace & Defense 7.4%
27,550	General Dynamics Corp.	$6,085,795
29,900	Hexcel Corp.	1,931,241
19,800	Orbital ATK, Inc.	2,625,678
25,400	Spirit AeroSystems Holdings, Inc. Class A	2,125,980
		12,768,694
Airlines 2.4%
78,300	American Airlines Group, Inc.	4,068,468

Banks 7.9%
94,300	BankUnited, Inc.	3,770,114
56,800	BB&T Corp.	2,955,872
35,500	Comerica, Inc.	3,405,515
175,900	KeyCorp	3,438,845
		13,570,346
Beverages 1.0%
22,900	Molson Coors Brewing Co. Class B	1,725,057

Building Products 2.5%
121,510	Johnson Controls International PLC	4,282,012

Capital Markets 1.9%
32,300	State Street Corp.	3,221,279

Chemicals 3.2%
34,400	Ashland Global Holdings, Inc.	2,400,776
140,139	Valvoline, Inc.	3,101,276
		5,502,052
Commercial Services & Supplies 2.1%
243,000	Covanta Holding Corp.	3,523,500

Communications Equipment 1.8%
121,300	Ciena Corp.	3,141,670	*

Construction & Engineering 1.9%
21,700	Valmont Industries, Inc.	3,174,710

Electric Utilities 1.6%
43,700	Edison International	2,781,942

Electrical Equipment 1.3%
16,300	Acuity Brands, Inc.	2,268,797

Electronic Equipment, Instruments & Components 3.1%
207,800	Flex Ltd.	3,393,374	*
27,900	Itron, Inc.	1,996,245	*
		5,389,619
Equity Real Estate Investment Trusts 2.7%
113,300	CoreCivic, Inc.	2,211,616
109,170	Invitation Homes, Inc.	2,492,351
		4,703,967
Food Products 3.1%
77,300	Hain Celestial Group, Inc.	2,479,011	*
76,000	TreeHouse Foods, Inc.	2,908,520	*
		5,387,531

NUMBER OF SHARES		VALUE	†

Health Care Equipment & Supplies 3.0%
47,000	Zimmer Biomet Holdings, Inc.	$5,124,880

Health Care Providers & Services 5.2%
140,300	Envision Healthcare Corp.	5,391,729	*
44,000	Molina Healthcare, Inc.	3,571,920	*
		8,963,649
Hotels, Restaurants & Leisure 1.9%
123,400	SeaWorld Entertainment, Inc.	1,830,022	*
12,700	Wyndham Worldwide Corp.	1,453,261
		3,283,283
Household Durables 1.8%
19,600	Whirlpool Corp.	3,000,956

Independent Power and Renewable Electricity Producers 2.2%
329,900	AES Corp.	3,750,963

IT Services 4.4%
26,600	Amdocs Ltd.	1,774,752
165,900	Conduent, Inc.	3,092,376	*
67,100	Teradata Corp.	2,661,857	*
		7,528,985
Media 3.7%
31,400	CBS Corp. Class B	1,613,646
38,150	Lions Gate Entertainment Corp. Class A	985,415
38,150	Lions Gate Entertainment Corp. Class B	918,652
121,100	MSG Networks, Inc. Class A	2,736,860	*
		6,254,573
Mortgage Real Estate Investment 2.4%
197,300	Starwood Property Trust, Inc.	4,133,435

Multi-Utilities 2.2%
134,700	CenterPoint Energy, Inc.	3,690,780

Multiline Retail 2.5%
142,600	Macy's, Inc.	4,240,924

Oil, Gas & Consumable Fuels 6.5%
148,400	Cabot Oil & Gas Corp.	3,558,632
55,000	Devon Energy Corp.	1,748,450
64,500	ONEOK, Inc.	3,671,340
85,400	Williams Cos., Inc.	2,123,044
		11,101,466
Pharmaceuticals 3.3%
46,400	Perrigo Co. PLC	3,866,976
107,900	Teva Pharmaceutical Industries Ltd. ADR	1,844,011	*
		5,710,987
Semiconductors & Semiconductor Equipment 2.9%
106,800	ON Semiconductor Corp.	2,612,328	*
23,200	Skyworks Solutions, Inc.	2,326,032
		4,938,360
Software 4.5%
42,700	Check Point Software Technologies Ltd.	4,241,818	*

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†

222,500	Nuance Communications, Inc.	$3,504,375	*
		7,746,193
Specialty Retail 2.2%
24,500	Best Buy Co., Inc.	1,714,755
131,200	Party City Holdco, Inc.	2,046,720	*
		3,761,475
Technology Hardware, Storage & Peripherals 2.8%
52,421	Western Digital Corp.	4,836,886

Trading Companies & Distributors 3.3%
112,400	AerCap Holdings NV	5,700,928	*

Total Common Stocks (Cost $135,965,824)		169,278,367

Rights 0.0%(a)

Food & Staples Retailing 0.0%(a)
39,450	Safeway, Inc. (Property Development Centers) (Cost $1,302)	395	*(b)(c)

Short-Term Investments 1.4%

Investment Companies 1.4%
2,313,413	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58%(d) (Cost $2,313,413)	2,313,413

Total Investments 100.1% (Cost $138,280,539)		171,592,175

Liabilities Less Other Assets (0.1)%		(100,870)

Net Assets 100.0%		$171,491,305

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$169,278,367	$—	$—	$169,278,367
Rights(a)	—	—	395	395
Short-Term Investments	—	2,313,413	—	2,313,413
Total Investments	$169,278,367	$2,313,413	$395	$171,592,175

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2018
Investments in Securities:
Rights(c)
Food & Staples Retailing	$21,106	$—	$(2,998)	$19,134	$—	$(36,847)	$—	$—	$395	$395
Total	$21,106	$—	$(2,998)	$19,134	$—	$(36,847)	$—	$—	$395	$395

(c)
As of the period ended March 31, 2018, these securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended March 31, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) March 31, 2018

PRINCIPAL AMOUNT		VALUE†

Mortgage-Backed Securities 29.6%

Adjustable Mixed Balance 0.7%
$248,004	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1 Month USD LIBOR + 1.13%, (2.79%), due 6/19/34	$ 240,661	(a)
650,248	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 3.54%, due 12/25/34	663,662	(b)
		904,323
Commercial Mortgage-Backed 22.1%
995,019	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	980,553
	CD Mortgage Trust
683,667	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	673,476
2,612,987	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	2,562,637
1,764,832	Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	1,735,737
	Commercial Mortgage Pass-Through Certificates
1,395,084	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,387,821
251,717	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	250,747
668,220	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	664,169
532,858	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	530,468
798,162	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	789,560
992,446	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	981,006
911,146	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	906,116
1,420,280	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/50	1,399,162
1,354,747	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	1,325,590
540,756	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	535,202
848,296	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	834,609	(c)
	Morgan Stanley Bank of America Merrill Lynch Trust
1,311,975	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,287,015
1,348,978	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	1,326,128
1,089,019	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	1,065,481
	UBS Commercial Mortgage Trust
374,624	Ser. 2017-C1, Class A1, 1.89%, due 6/15/50	367,273
2,531,864	Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	2,483,163
	Wells Fargo Commercial Mortgage Trust
552,218	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	547,121
1,596,242	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,561,147
1,757,744	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	1,734,636
1,269,962	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	1,252,371
906,360	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	901,739
		28,082,927
Fannie Mae 4.0%
	Pass-Through Certificates
880,383	3.50%, due 10/1/25	898,111
1,908,561	3.00%, due 9/1/27	1,912,895
2,118,268	4.50%, due 5/1/41–05/01/44	2,235,380
		5,046,386

Freddie Mac 2.8%
	Pass-Through Certificates
998,713	3.50%, due 5/1/26	1,018,788
1,426,937	3.00%, due 1/1/27	1,434,366
1,099,195	4.50%, due 11/1/39	1,162,535
		3,615,689
	Total Mortgage-Backed Securities (Cost $38,283,523)	37,649,325

Corporate Bonds 52.7%

Aerospace & Defense 0.5%
665,000	Rockwell Collins, Inc., 1.95%, due 7/15/19	657,720

Agriculture 1.2%
1,600,000	BAT Capital Corp., 2.30%, due 8/14/20	1,568,505	(c)

Auto Manufacturers 2.2%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	869,984	(c)
2,000,000	Ford Motor Credit Co. LLC, 2.02%, due 5/3/19	1,978,906
		2,848,890
Banks 18.0%
	Bank of America Corp.
620,000	Ser. L, 2.60%, due 1/15/19	620,613
2,335,000	5.63%, due 7/1/20	2,462,789
1,125,000	Capital One Financial Corp., 2.50%, due 5/12/20	1,107,281
1,125,000	Capital One N.A., 2.35%, due 8/17/18	1,123,730
1,950,000	Citigroup, Inc., 2.45%, due 1/10/20	1,931,680
2,615,000	Goldman Sachs Group, Inc., 2.60%, due 4/23/20	2,590,380
2,180,000	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,153,284
2,500,000	Morgan Stanley, 5.75%, due 1/25/21	2,663,874
780,000	National Australia Bank Ltd., 1.38%, due 7/12/19	767,092
1,995,000	Santander UK PLC, 2.50%, due 1/5/21	1,962,212
1,295,000	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/20	1,282,254
1,550,000	Wells Fargo & Co., Ser. N, 2.15%, due 1/30/20	1,525,606
2,795,000	Westpac Banking Corp., 2.15%, due 3/6/20	2,752,513
		22,943,308
Beverages 1.4%
1,830,000	Anheuser-Busch InBev Finance, Inc., 2.65%, due 2/1/21	1,815,360

Biotechnology 1.5%
1,850,000	Gilead Sciences, Inc., 3 Month USD LIBOR + 0.17%, (2.37%), due 9/20/18	1,849,310	(a)

Commercial Services 1.8%
2,210,000	ERAC USA Finance LLC, 5.25%, due 10/1/20	2,319,307	(c)

Diversified Financial Services 2.6%
850,000	AIG Global Funding, 2.15%, due 7/2/20	833,671	(c)
2,465,000	American Express Co., 2.20%, due 10/30/20	2,403,549
		3,237,220
Electric 4.0%
865,000	Dominion Energy, Inc., 2.58%, due 7/1/20	853,964
500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/19	491,355
1,340,000	Pennsylvania Electric Co., 5.20%, due 4/1/20	1,385,436
	Sempra Energy
1,315,000	3 Month USD LIBOR + 0.25%, (1.96%), due 7/15/19	1,315,048	(a)
635,000	2.40%, due 2/1/20	628,155
370,000	Southern Co., 1.55%, due 7/1/18	368,918
		5,042,876
Healthcare - Products 0.7%
891,000	Abbott Laboratories, 2.35%, due 11/22/19	883,236

Household Products - Wares 1.0%
1,250,000	Reckitt Benckiser Treasury Services PLC, 2.13%, due 9/21/18	1,248,368	(c)

Media 2.4%
650,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	651,747
1,645,000	Comcast Corp., 5.70%, due 5/15/18	1,651,253
740,000	Discovery Communications LLC, 2.20%, due 9/20/19	732,368
		3,035,368
Miscellaneous Manufacturer 1.1%
1,420,000	Siemens Financieringsmaatschappij NV, 3 Month USD LIBOR + 0.34%, (2.49%), due 3/16/20	1,423,893	(a)(c)

Oil & Gas 2.2%
1,140,000	BP AMI Leasing, Inc., 5.52%, due 5/8/19	1,176,350	(c)
405,000	BP Capital Markets PLC, 1.68%, due 5/3/19	400,814
1,195,000	Total Capital Int'l SA, 3 Month USD LIBOR + 0.57%, (2.38%), due 8/10/18	1,196,589	(a)
		2,773,753
Pharmaceuticals 5.6%
	AbbVie, Inc.
555,000	1.80%, due 5/14/18	554,595
1,325,000	2.50%, due 5/14/20	1,307,695
	CVS Health Corp.
2,065,000	1.90%, due 7/20/18	2,060,666
1,290,000	2.80%, due 7/20/20	1,281,814
900,000	Mylan NV, 2.50%, due 6/7/19	892,944
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,062,084
		7,159,798
Pipelines 1.9%
	Enterprise Products Operating LLC
390,000	1.65%, due 5/7/18	389,626
1,525,000	2.55%, due 10/15/19	1,515,366
490,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/20	520,557
		2,425,549
Telecommunications 4.6%
2,220,000	AT&T, Inc., 5.20%, due 3/15/20	2,306,280
	Cisco Systems, Inc.
890,000	3 Month USD LIBOR + 0.31%, (2.43%), due 6/15/18	890,358	(a)
705,000	3 Month USD LIBOR + 0.50%, (2.51%), due 3/1/19	707,923	(a)
1,930,000	Verizon Communications, Inc., 3 Month USD LIBOR + 0.55%, (2.45%), due 5/22/20	1,938,270	(a)
		5,842,831
	Total Corporate Bonds (Cost $67,801,537)	67,075,292

Asset-Backed Securities 15.1%
900,000	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/22	894,522
2,190,000	American Express Credit Account Master Trust, Ser. 2018-1, Class A, 2.67%, due 10/17/22	2,186,406
800,000	Bank of America Credit Card Trust, Ser. 2017-A1, Class A1, 1.95%, due 8/15/22	788,901
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	2,759,412
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	4,131,611
	Citibank Credit Card Issuance Trust
1,870,000	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	1,842,642
1,400,000	Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	1,378,902
564,429	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 1 Month USD LIBOR + 0.22%, (2.09%), due 9/26/33	561,893	(a)
1,400,000	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/21	1,384,906
87,004	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	86,944
808,646	SLM Student Loan Trust, Ser. 2013-2, Class A, 1 Month USD LIBOR + 0.45%, (2.32%), due 9/25/43	811,284	(a)
	Toyota Auto Receivables Owner Trust
81,571	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	81,553
900,000	Ser. 2018-A, Class A3, 2.35%, due 5/16/22	893,743
1,425,000	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	1,412,203	(c)
	Total Asset-Backed Securities (Cost $19,342,727)	19,214,922

Short-Term Investments 2.2%

Commercial Paper 1.4%
1,765,000	Energy Transfer Partners L.P., 2.64%, due 4/10/18	1,763,853	(d)(e)
NUMBER OF SHARES

Investment Companies 0.8%
1,124,042	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58%(f)	1,124,042	(e)
	Total Short-Term Investments (Cost $2,887,895)	2,887,895

	Total Investments 99.6% (Cost $128,315,682)	126,827,434
	Other Assets Less Liabilities 0.4%	461,884	(g)

	Net Assets 100.0%	$127,289,318

(a)
Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD) – London Interbank Offered Rate

(b)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2018, these securities amounted to $11,686,890, which represents 9.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Rate shown was the discount rate at the date of purchase.
(e)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of $2,887,895.
(f)	Represents 7-day effective yield as of March 31, 2018.
(g)	Includes the impact of the Fund's open positions in derivatives at March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At March 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2018	47	U.S. Treasury Note, 2 Year	$9,992,641	$775
Total Futures				$775

At March 31, 2018, the Fund had $20,630 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities(a)	$—	$37,649,325	$—	$37,649,325
Corporate Bonds(a)	—	67,075,292	—	67,075,292
Asset-Backed Securities	—	19,214,922	—	19,214,922
Short-Term Investments(a)	—	2,887,895	—	2,887,895
Total Investments	$—	$126,827,434	$—	$126,827,434

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended March 31, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the    Fund’s derivatives as of March 31, 2018:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$775	$-	$-	$775
Total	$775	$-	$-	$775

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio(a)
(Unaudited) March 31, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 97.6%

Airlines 2.4%
90,092	Ryanair Holdings PLC ADR	$11,067,802	*

Auto Components 3.4%
180,068	Aptiv PLC	15,300,378

Banks 5.8%
131,406	JPMorgan Chase & Co.	14,450,718
238,570	U.S. Bancorp	12,047,785
		26,498,503
Capital Markets 3.7%
232,910	Intercontinental Exchange, Inc.	16,890,633

Consumer Finance 2.3%
114,111	American Express Co.	10,644,274

Energy Equipment & Services 2.5%

173,417	Schlumberger Ltd.	11,233,953

Equity Real Estate Investment Trusts 2.6%
345,391	Weyerhaeuser Co.	12,088,685

Food & Staples Retailing 2.9%
546,305	Kroger Co.	13,078,542

Health Care Equipment & Supplies 9.5%
68,627	Becton, Dickinson & Co.	14,871,471
170,531	Danaher Corp.	16,696,690
145,791	Medtronic PLC	11,695,354
		43,263,515
Health Care Providers & Services 4.6%
173,164	AmerisourceBergen Corp.	14,928,468
200,557	Premier, Inc. Class A	6,279,440	*
		21,207,908
Hotels, Restaurants & Leisure 2.1%
470,085	Compass Group PLC	9,599,453

Industrial Conglomerates 2.0%
41,419	3M Co.	9,092,299

Insurance 5.4%
403,713	Progressive Corp.	24,598,233

Internet Software & Services 6.3%
12,926	Alphabet, Inc. Class A	13,406,072	*
383,698	eBay, Inc.	15,440,007	*
		28,846,079
IT Services 6.5%
186,135	Cognizant Technology Solutions Corp. Class A	14,983,868
82,902	MasterCard, Inc. Class A	14,521,114
		29,504,982
Media 3.9%
514,240	Comcast Corp. Class A	17,571,581

Oil, Gas & Consumable Fuels 4.8%
34,285	Cimarex Energy Co.	3,205,647
184,603	EQT Corp.	8,770,489
333,462	Noble Energy, Inc.	10,103,899
		22,080,035

NUMBER OF SHARES		VALUE	†

Personal Products 3.1%
254,232	Unilever NV	$14,336,143

Pharmaceuticals 1.8%
35,079	Roche Holding AG	8,039,549

Road & Rail 2.1%
81,000	J.B. Hunt Transport Services, Inc.	9,489,150

Semiconductors & Semiconductor Equipment 5.1%
224,388	Texas Instruments, Inc.	23,311,669

Software 2.4%
63,345	Intuit, Inc.	10,980,856

Specialty Chemicals 2.0%
171,027	Novozymes A/S B Shares	8,903,706

Specialty Retail 3.3%
125,688	Advance Auto Parts, Inc.	14,900,313

Textiles, Apparel & Luxury Goods 1.3%
212,170	Gildan Activewear, Inc.	6,129,591

Trading Companies & Distributors 5.8%
102,433	Fastenal Co.	5,591,818
73,241	W.W. Grainger, Inc.	20,673,737
		26,265,555
Total Common Stocks (Cost $305,128,582)		444,923,387

Short-Term Investments 2.3%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(b)
$100,000	Self Help Credit Union, 0.25%, due 6/29/18	100,000

NUMBER OF SHARES

Investment Companies 2.3%
10,661,333	State Street Institutional Treasury Money Market Fund Premier Class, 1.51%(c)	10,661,333

Total Short-Term Investments (Cost $10,761,333)		10,761,333

Total Investments 99.9% (Cost $315,889,915)		455,684,720

Other Assets Less Liabilities 0.1%		346,226

Net Assets 100.0%		$456,030,946

*	Non-income producing security.
(a)	Effective May 1, 2018. Formerly Socially Responsive Portfolio through April 30, 2018.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio(a)
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Specialty Chemicals	$—	$8,903,706	$—	$8,903,706
Other Common Stocks(a)	436,019,681	—	—	436,019,681
Total Common Stocks	436,019,681	8,903,706	—	444,923,387
Short-Term Investments	—	10,761,333	—	10,761,333
Total Investments	$436,019,681	$19,665,039	$—	$455,684,720

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2018, certain securities were transferred from one level (as of December 31, 2017) to another. Based on beginning of period market values as of January 1, 2018, $9,771,475 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of March 31, 2018, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

March 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Sustainable Equity Portfolio (“Sustainable Equity”) (Formerly, Neuberger Berman Socially Responsive Portfolio), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds, preferred stocks, master limited partnerships and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit and commercial paper are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: May 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: May 11, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: May 11, 2018